Intangibles	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles	Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Maintenance rights	$3,292,007	$642,825
Lease premium, net	1,152,513	7,089
	$4,444,520	$649,914
Movements in maintenance rights during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
Maintenance rights at beginning of period	$642,825	$794,798
GECAS Transaction	2,790,324	—
EOL and MR contract maintenance rights expense	(7,048)	(45,655)
MR contract maintenance rights write-off due to maintenance liability release	(17,260)	(35,897)
EOL contract maintenance rights write-off due to cash receipt	(114,472)	(51,463)
EOL and MR contract maintenance rights write-off due to sale of aircraft and impairment	(2,362)	(18,958)
Maintenance rights at end of period	$3,292,007	$642,825
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2021:

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium (a)	$1,216,541	$(64,028)	$1,152,513

(a) $1.2 billion was acquired on the Closing Date as part of the GECAS Transaction. Refer to Note 4—GECAS Transaction.
Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above. The weighted average amortization period remaining for lease premium is 6.2 years.
During the year ended December 31, 2021, we recorded amortization expense for lease premium assets of $48.2 million.
As of December 31, 2021, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2022	$242,004
2023	210,865
2024	192,232
2025	142,957
2026	115,935
Thereafter	248,520
$1,152,513
Other intangibles
Other intangibles consisted of the following as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Customer relationships, net	$198,412	$219,589
Other intangible assets	10,467	5,045
	$208,879	$224,634
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2021 and 2020:

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(161,588)	$198,412

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(140,411)	$219,589
During the years ended December 31, 2021, 2020 and 2019, we recorded annual amortization expense for customer relationships of $21.2 million. The weighted average amortization period remaining for customer relationships is 9.4 years.
As of December 31, 2021, the estimated future amortization expense for customer relationships was as follows:

Estimated amortization expense
2022	$21,176
2023	21,176
2024	21,176
2025	21,176
2026	21,176
Thereafter	92,532
$198,412